Employee Stock Options (Tables)	12 Months Ended
Dec. 31, 2014
Employee Stock Options [Abstract]
Allocation of Stock Option Compensation Expense
	Years ended December 31,
	2014	2013	2012
Sales and marketing	$345	$111	$92
Research and development	180	74	69
General and administrative	618	206	172
	$1,143	$391	$333

Summary of Stock Option Activity

The following table summarizes stock option activity under the Company's 2014 Plan (without regard to the conversion ratio used in the Merger discussed in Note 3, The Merger, Offering and Other Related Transactions):

			Weighted-
			Average
		Weighted-	Remaining	Aggregate
	Stock	Average	Contractual	Intrinsic
	Awards	Exercise Price	Life (Years)	Value
Balance as of December 31, 2013	7,555,324	$0.45
Options granted	5,007,191	$1.31
Options exercised	(397,976)	$0.30
Options forfeited	(1,127,650)	$1.07
Options cancelled	(245,808)	$0.42
Balance as of December 31, 2014	10,791,081	$0.79	7.39	$6,754
Vested and expected to vest at December 31, 2014	10,094,577	$0.77	7.27	$6,532
Exercisable as of December 31, 2014	5,136,036	$0.46	5.60	$4,651

Schedule of shares available for grant

Shares available for grant activity under the 2014 Plan is as follows for the year ended December 31, 2014:

Shares Available
for Grant
Shares authorized	14,410,000
Conversion of prior plan shares	(7,602,408)
Grants made after Merger	(4,870,050)
Options forfeited	1,127,650
Options cancelled	245,808
Total shares available	3,311,000

Summary of information about stock options outstanding

The following table summarizes information about stock options outstanding as of December 31, 2014:

	Options Outstanding			Options Exercisable
		Weighted-Average	Weighted		Weighted
Range of		Remaining	Average		Average
Exercise	Number of	Contractual Life	Exercise	Number of	Exercise
Prices	Shares	(Years)	Price	Shares	Price
$0.04 - $0.07	870,611	3.71	$0.05	870,611	$0.05
$0.39 - $1.00	7,633,920	7.13	$0.65	4,228,987	$0.53
$1.06 - $2.19	2,286,550	9.68	$1.55	36,438	$2.02
	10,791,081	7.39	$0.79	5,136,036	$0.46

Schedule of Fair Value Calculation Assumptions

The fair value of each stock option grant was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions and fair value per share:

Years ended December 31,
	2014	2013	2012

Dividend yield	—	—	—
Risk-free interest rate	0.97% - 2.61%	0.83% - 1.93%	1.20% - 2.49%
Expected term (in years)	3-10	5-6	5-6
Volatility	66% - 75%	65% - 71%	65% - 67%